INCOME TAXES, Stautory Income Tax Rate to Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statutory Income Tax Rate to Income Before Income Taxes [Abstract]
Loss before provision for income tax	$ (16,421,807)	$ (5,196,931)	$ (19,505,470)
Effect of differing tax rates	700,336	91,397	33,047
Effect of non-deductible expenses	396,826	95,659	36,694
Effect of research and development deduction	(204,807)	(147,155)	(232,963)
Effect of valuation allowance	3,213,097	1,259,332	5,039,590
Total income tax expense	$ 0	$ 0	$ 0
Effective income tax rate	0.00%	0.00%	0.00%
PRC [Member]
Statutory Income Tax Rate to Income Before Income Taxes [Abstract]
Loss before provision for income tax	$ (5,477,857)	$ 108,221	$ (13,779,840)
Statutory income tax rate	25.00%	25.00%	25.00%
Income tax expense at the statutory rate	$ (4,105,452)	$ (1,299,233)	$ (4,876,368)